Background, Organization, and Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt portion	$ 1,046	$ 3,202	$ 4,558
Equity portion	0	4,724	4,161
AFUDC capitalized as part of regulated operations plant	$ 1,046	$ 7,926	$ 8,719
AFUDC rate	0.96%	5.51%	5.36%